Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information

(18) Segment Information

The Company’s reportable segments consist of four distinct reporting and operational segments within the greater Washington D.C, region in which it operates: Maryland, Washington, D.C., Northern Virginia and Southern Virginia. Prior to 2011, the Company had reported its properties located in Washington, D.C. within its Northern Virginia reporting segment. However, due to the Company’s growth within the Washington, D.C. region, it has altered its internal structure, which includes changing the Company’s internal decision making process regarding its Washington, D.C. properties. Therefore, the Company feels it is appropriate to separate the properties owned in Washington, D.C. into its own reporting segment.

The Company evaluates the performance of its segments based on the operating results of the properties located within each segment, which excludes large non-recurring gains and losses, gains from sale of real estate assets, interest expense, general and administrative costs, acquisition costs or any other indirect corporate expense to the segments. In addition, the segments do not have significant non-cash items other than straight-line and deferred market rent amortization reported in their operating results. There are no inter-segment sales or transfers recorded between segments.

The results of operations for the Company’s four reportable segments for the three years ended December 31 are as follows (dollars in thousands):

	2011
	Maryland	Washington, D.C.	Northern Virginia	Southern Virginia	Consolidated
Number of buildings	69	4	54	57	184
Square feet	3,960,688	666,714	3,664,158	5,649,560	13,941,120

Total revenues	$50,241	$22,433	$48,396	$50,120	$171,190
Property operating expense	(12,403)	(4,516)	(11,494)	(12,710)	(41,123)
Real estate taxes and insurance	(4,638)	(2,931)	(4,946)	(4,048)	(16,563)

Total property operating income	$33,200	$14,986	$31,956	$33,362	113,504

Depreciation and amortization expense					(59,997)
General and administrative					(16,027)
Acquisition costs					(5,042)
Change in contingent consideration related to acquisition of property					1,487
Other expenses, net					(36,057)
Benefit from income taxes					633
Loss from discontinued operations					(7,253)

Net loss					$(8,752)

Total assets (1)(2)	$501,557	$332,042	$455,211	$368,176	$1,739,752

Capital expenditures (3)	$16,448	$1,699	$21,893	$8,960	$51,786

	2010
	Maryland	Washington, D.C.(4)	Northern Virginia	Southern Virginia	Consolidated
Number of buildings	71	4	51	55	181
Square feet	4,052,196	359,154	3,409,985	5,359,763	13,181,098

Total revenues	$41,057	$3,629	$40,208	$48,869	$133,763
Property operating expense	(9,613)	(734)	(9,228)	(12,031)	(31,606)
Real estate taxes and insurance	(3,940)	(438)	(3,965)	(4,088)	(12,431)

Total property operating income	$27,504	$2,457	$27,015	$32,750	89,726

Depreciation and amortization expense					(41,217)
General and administrative					(14,523)
Acquisition costs					(7,169)
Change in contingent consideration related to acquisition of property					(710)
Impairment of real estate assets					(2,386)
Other expenses, net					(32,727)
Provision for income taxes					(31)
Loss from discontinued operations					(2,638)

Net loss					$(11,675)

Total assets (1)(2)	$491,566	$152,953	$335,639	$338,319	$1,396,682

Capital expenditures (3)	$5,765	$—	$10,046	$8,579	$24,710

	2009
	Maryland	Northern Virginia	Southern Virginia	Consolidated
Number of buildings	76	51	54	181
Square feet	3,784,099	3,016,035	5,265,457	12,065,591

Total revenues	$39,007	$38,361	$48,312	$125,680
Property operating expense	(9,380)	(8,891)	(11,673)	(29,944)
Real estate taxes and insurance	(3,674)	(4,169)	(4,262)	(12,105)

Total property operating income	$25,953	$25,301	$32,377	83,631

Depreciation and amortization expense				(38,556)
General and administrative				(13,219)
Acquisition costs				(1,076)
Other expenses, net				(25,456)
Loss from discontinued operations				(1,268)

Net income				$4,056

Total assets (1)(2)	$411,083	$305,633	$317,695	$1,071,173

Capital expenditures (3)	$5,276	$9,094	$8,693	$23,128

(1)

Total assets include the Company’s investment in properties that are owned through joint ventures that are not consolidated within the Company’s financial statements. For more information on the Company’s unconsolidated investments, including location within the Company’s reportable segments, see footnote 6, Investment in Affiliates.

(2)	Corporate assets not allocated to any of our reportable segments totaled $82,766, $78,205 and $36,762 at December 31, 2011, 2010 and 2009, respectively.
(3)	Capital expenditures for corporate assets not allocated to any of our reportable segments totaled $2,786 $320 and $65 at December 31, 2011, 2010 and 2009, respectively.
(4)	The Company acquired its first property located in Washington, D.C. in 2010.